Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income	$ 80,303	$ 129,902	$ 116,933
Adjustments to reconcile net income to net cash provided by operating activities, net of effects of businesses acquired:
Depreciation and amortization	213,056	191,473	200,782
Non-cash acquisition, impairment and restructuring related costs	44,399	5,471	34,297
Amortization of debt discount and issuance costs	20,451	19,955	15,392
Share-based compensation expense	28,288	23,760	41,313
Excess tax benefits from share-based compensation	(782)	(3,328)	(1,596)
Deferred income taxes	(65,974)	(36,434)	(40,147)
Loss on early redemption of debt	0	7,564	4,560
(Gain) loss on marketable securities	(1,360)	6,039	3,914
Changes in fair value of contingent consideration	(6,501)	(5,225)	(1,165)
Other items, net including fair value changes in derivatives	19,435	2,609	(7,509)
Net changes in operating assets and liabilities:
Accounts receivable	(12,238)	(24,764)	(16,561)
Inventories	(20,346)	(33,194)	(41,792)
Prepaid expenses and other current assets	6,640	52,315	(2,273)
Other long-term assets	3,549	2,730	(13,090)
Accounts payable	(1,466)	7,732	(5,495)
Accrued and other current liabilities	10,618	(25,570)	(21,482)
Income taxes	15,476	(88)	16,034
Other long-term liabilities	8,054	(3,450)	5,850
Net cash provided by operating activities	341,602	317,497	287,965
Cash flows from investing activities:
Purchases of property, plant and equipment	(74,536)	(97,778)	(86,591)
Proceeds from sale of equipment	63	103	35
Purchases of intangible assets	(19,388)	(19,703)	(10,412)
Purchases of investments	(23,448)	(6,053)	(9,426)
Purchases of short-term investments	(496,304)	(317,570)	(420,158)
Proceeds from sales of short-term investments	533,847	367,714	275,779
Cash paid for acquisitions, net of cash acquired	(90,490)	(66,930)	(160,436)
Other investing activities	(8,800)	(5,983)	3,608
Net cash used in investing activities	(179,056)	(146,200)	(407,601)
Cash flows from financing activities:
Purchase of call option related to cash convertible notes	0	0	(105,170)
Proceeds from issuance of warrants, net of issuance costs	0	0	68,900
Net proceeds from issuance of cash convertible notes and cash paid for issuance costs	0	(86)	716,967
Repayment of long-term debt	(6,738)	(251,868)	(387,050)
Principal payments on capital leases	(1,322)	(1,079)	(4,579)
Proceeds from subscription receivables	0	97	536
Excess tax benefits from share-based compensation	782	3,328	1,596
Proceeds from issuance of common shares	6,269	10,316	12,131
Purchase of treasury shares	0	(20,818)	(126,889)
Other financing activities	(9,595)	1,497	16,401
Net cash used in financing activities	(10,604)	(258,613)	192,843
Effect of exchange rate changes on cash and cash equivalents	(2,773)	(15,340)	(10,843)
Net increase (decrease) in cash and cash equivalents	149,169	(102,656)	62,364
Cash and cash equivalents, beginning of period	290,011	392,667	330,303
Cash and cash equivalents, end of period	439,180	290,011	392,667
Supplemental cash flow disclosures:
Cash paid for interest	18,227	20,799	24,052
Cash paid for income taxes	22,670	34,441	12,539
Supplemental disclosure of non-cash investing and financing activities:
Equipment purchased through capital lease	113	231	342
Intangible assets acquired in non-monetary exchange	$ 0	$ 5,900	$ 0